Stock-Based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Stock-Based Compensation Plans
Weighted-Average Exercise Price (in dollars per share), Beginning	$ 42.35	$ 33.77
Number of Stock Options Outstanding (in shares), Beginning	1,319,279	1,147,720
Weighted-Average Remaining Contractual Life (Year)	4 years 1 month 6 days	4 years 4 months 24 days	4 years 10 months 24 days
Aggregate Intrinsic Value	$ 45.7	$ 41.5	$ 28.1
Granted, shares (in shares)	356,014	271,025	381,859
Granted, weighted-average exercise price (in dollars per share)	$ 61.09	$ 65.03
Exercised, shares (in shares)	(63,890)	(90,166)
Exercised, weighted-average exercise price (in dollars per share)	$ 27.34	$ 29.38
Forfeited, shares (in shares)	(17,970)	(9,300)
Forfeited, weighted-average exercise price (in dollars per share)	$ 52.98	$ 53.94
Number of Stock Options Outstanding (in shares), Ending	1,593,433	1,319,279	1,147,720
Weighted-Average Exercise Price (in dollars per share), Ending	$ 45.54	$ 42.35	$ 33.77
Vested or expected to vest, shares (in shares)	1,593,433
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 45.54
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 1 month 6 days
Vested or expected to vest, aggregate intrinsic value	$ 45.7
Exercisable, shares (in shares)	1,104,612
Exercisable, weighted-average exercise price (in dollars per share)	$ 40.35
Exercisable, weighted-average remaining contractual life (Year)	3 years 6 months
Exercisable, aggregate intrinsic value	$ 37.4